PROPERTY AND EQUIPMENT	12 Months Ended
Dec. 31, 2013
PROPERTY AND EQUIPMENT [Text Block]
4.	PROPERTY AND EQUIPMENT

	2013

		Accumulated	Net Book
	Cost	Amortization	Value

Computer hardware	$38,713	$30,524	$8,189
Computer software	1,324	1,286	38
Office furniture	21,012	12,875	8,137
Equipment	41,882	24,610	17,272
Leasehold improvements	47,628	44,187	3,441

	$150,559	$113,482	$37,077

	2012

		Accumulated	Net Book
	Cost	Amortization	Value

Computer hardware	$38,713	$19,569	$19,144
Computer software	1,324	1,182	142
Office furniture	21,012	6,926	14,086
Equipment	41,882	13,257	28,625
Leasehold improvements	47,628	29,287	18,341

	$150,559	$70,221	$80,338